CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - UNAUDITED - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (10,184,836)	$ (11,185,222)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,082	6,921
Stock-based compensation	166,994	163,834
Financing expense		900,000
Changes in fair value of warrant liabilities - gain		606,153
Foreign currency exchange losses (gains)	194,619	(210,896)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(490,958)	(966,222)
Accounts payable and accrued expenses	(1,971,778)	(1,327,686)
Total adjustments	(2,099,041)	(827,896)
Net Cash Used in Operating Activities	(12,283,877)	(12,013,118)
Cash Flows from Financing Activities:
Net proceeds from issuance of shares	1,993,529	19,053,960
Net proceeds from exercise of warrants to purchase shares		27,500
Net Cash Provided by Financing Activities	1,993,529	19,081,460
Effect of Exchange Rates on Cash	26,157	(53,767)
Net (Decrease) Increase in Cash	(10,264,191)	7,014,575
Cash, beginning of period	14,055,777	5,731,691
Cash, end of period	$ 3,791,586	$ 12,746,266